UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	February 1, 2002


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $70,089


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion    Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
AES Corp.                      Common   00130h105   948       58000   x                       32230         25770
AOL Time Warner                Common   00184A105   516       16090   x                        5990         10100
Amer. Home Products            Common   026609107   305        4980   x                         530          4450
Anadarko Petroleum             Common   032511107  1749       30770   x                       13670         17100
BP Amoco PLC Sponsored ADR     Common   110889409   254        5479   x                                      5479
Baxter International           Common   071813109  3583       66810   x                       27940         38870
Boeing                         Common   097023105  1664       42910   x                       19540         23370
Bristol Myers                  Common   110122108  2514       49313   x                       18580         30733
Cisco Systems                  Common   17275r102   675       37280   x                       13810         23470
Coach                          Common   189754104   659       16921   x                        9414          7507
Duke Energy                    Common   264399106  2652       67560   x                       27770         39790
EMC Corporation                Common   268648102   864       64315   x                       29840         34475
Electronic Data Systems        Common   285661104  3357       48980   x                       21590         27390
Exxon-Mobil                    Common   30231G102  2913       74138   x                       32040         42098
Federal Natl Mtg               Common   313586109  2802       35255   x                       15550         19705
General Electric               Common   369604103   809       20200   x                        8000         12200
GlaxoSmithKline                Common   37733w105  2744       55098   x                       23443         31655
Goodrich Corp.                 Common   382388106  2132       80092   x                       35822         44270
Halliburton                    Common   406216101   365       27920   x                       11510         16410
J.P. Morgan Chase              Common   46625H100   526       14480   x                        7076          7404
Johnson & Johnson              Common   478160104   372        6300   x                                      6300
Jones Apparel                  Common   480074103  2904       87560   x                       38360         49200
KLA-Tencor                     Common   482480100  2656       53600   x                       24060         29540
Kroger                         Common   501044101  2641      126565   x                       55375         71190
Lowes Companies                Common   548661107   918       19790   x                        6880         12910
MGM Mirage                     Common   552953101  2451       84920   x                       36380         48540
Marsh & McLennan               Common   571748102   624        5810   x                        2560          3250
Mellon Financial               Common   58551A108  2178       57900   x                       24070         33830
Nextel Communications          Common   65332V103   152       13900   x                        4070          9830
Nokia Corp.                    Common   654902204   859       35032   x                       12040         22992
Pepsico                        Common   713448108  1301       26740   x                       11350         15390
Pfizer                         Common   717081103   715       17955   x                        6670         11285
Procter & Gamble               Common   742718109   285        3610   x                         500          3110
Scientific-Atlanta, Inc.       Common   808655104  1920       80230   x                       33650         46580
Sun Microsystems               Common   866810104  2196      178570   x                       79820         98750
Symantec                       Common   871503108  3612       54470   x                       22950         31520
Sysco Corp.                    Common   871829107  1223       46660   x                       20140         26520
The Williams Companies Inc.    Common   969457100   570       22360   x                       11020         11340
Tyco International Ltd.        Common   902124106  2577       43760   x                       19280         24480
U.S. Bancorp                   Common   902973304  1878       89771   x                       37380         52391
Univision Communications, Inc  Common   914906102   609       15070   x                        7000          8070
Verizon Communications         Common   92343v104  2315       48780   x                       19560         29220
Washington Mutual              Common   939322103  2873       87885   x                       38760         49125
Fifth Third Bancorp            Common   316773100   207        3391   x                                      3391